SCHEDULE OF AFFILIATE RECEIVABLES AND PAYABLES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Due to Affiliate		$ 237,903	$ 729,388
Affiliated Entity [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to Affiliate	$ 208,346	237,903
Affiliated Entity [Member] | Alpharidge Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to Affiliate	$ 208,346	237,903
Los Angeles Community Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to Affiliate			315,388
Alpharidge Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Due to Affiliate		$ 237,903	$ 414,000